Shareholder Report, Holdings (Details)	Sep. 30, 2024
BNY Mellon International Core Equity Fund - Class A | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
BNY Mellon International Core Equity Fund - Class A | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
BNY Mellon International Core Equity Fund - Class A | Diageo PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
BNY Mellon International Core Equity Fund - Class A | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class A | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class A | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class A | Hiscox Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class A | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon International Core Equity Fund - Class A | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon International Core Equity Fund - Class A | Mercedes-Benz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon International Core Equity Fund - Class A | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon International Core Equity Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	20.90%
BNY Mellon International Core Equity Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.00%
BNY Mellon International Core Equity Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
BNY Mellon International Core Equity Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.80%
BNY Mellon International Core Equity Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
BNY Mellon International Core Equity Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon International Core Equity Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon International Core Equity Fund - Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon International Core Equity Fund - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon International Core Equity Fund - Class A | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon International Core Equity Fund - Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Core Equity Fund - Class A | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon International Core Equity Fund - Class C [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
BNY Mellon International Core Equity Fund - Class C [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
BNY Mellon International Core Equity Fund - Class C [Member] | Diageo PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
BNY Mellon International Core Equity Fund - Class C [Member] | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class C [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class C [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class C [Member] | Hiscox Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class C [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon International Core Equity Fund - Class C [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon International Core Equity Fund - Class C [Member] | Mercedes-Benz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon International Core Equity Fund - Class C [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon International Core Equity Fund - Class C [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	20.90%
BNY Mellon International Core Equity Fund - Class C [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.00%
BNY Mellon International Core Equity Fund - Class C [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
BNY Mellon International Core Equity Fund - Class C [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.80%
BNY Mellon International Core Equity Fund - Class C [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
BNY Mellon International Core Equity Fund - Class C [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon International Core Equity Fund - Class C [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon International Core Equity Fund - Class C [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon International Core Equity Fund - Class C [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon International Core Equity Fund - Class C [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon International Core Equity Fund - Class C [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Core Equity Fund - Class C [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon International Core Equity Fund - Class I [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
BNY Mellon International Core Equity Fund - Class I [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
BNY Mellon International Core Equity Fund - Class I [Member] | Diageo PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
BNY Mellon International Core Equity Fund - Class I [Member] | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class I [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class I [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class I [Member] | Hiscox Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class I [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon International Core Equity Fund - Class I [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon International Core Equity Fund - Class I [Member] | Mercedes-Benz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon International Core Equity Fund - Class I [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon International Core Equity Fund - Class I [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	20.90%
BNY Mellon International Core Equity Fund - Class I [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.00%
BNY Mellon International Core Equity Fund - Class I [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
BNY Mellon International Core Equity Fund - Class I [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.80%
BNY Mellon International Core Equity Fund - Class I [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
BNY Mellon International Core Equity Fund - Class I [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon International Core Equity Fund - Class I [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon International Core Equity Fund - Class I [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon International Core Equity Fund - Class I [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon International Core Equity Fund - Class I [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon International Core Equity Fund - Class I [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Core Equity Fund - Class I [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon International Core Equity Fund - Class Y [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
BNY Mellon International Core Equity Fund - Class Y [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
BNY Mellon International Core Equity Fund - Class Y [Member] | Diageo PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
BNY Mellon International Core Equity Fund - Class Y [Member] | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class Y [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class Y [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class Y [Member] | Hiscox Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
BNY Mellon International Core Equity Fund - Class Y [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon International Core Equity Fund - Class Y [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
BNY Mellon International Core Equity Fund - Class Y [Member] | Mercedes-Benz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
BNY Mellon International Core Equity Fund - Class Y [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon International Core Equity Fund - Class Y [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	20.90%
BNY Mellon International Core Equity Fund - Class Y [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.00%
BNY Mellon International Core Equity Fund - Class Y [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
BNY Mellon International Core Equity Fund - Class Y [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.80%
BNY Mellon International Core Equity Fund - Class Y [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.10%
BNY Mellon International Core Equity Fund - Class Y [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
BNY Mellon International Core Equity Fund - Class Y [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon International Core Equity Fund - Class Y [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon International Core Equity Fund - Class Y [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon International Core Equity Fund - Class Y [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BNY Mellon International Core Equity Fund - Class Y [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
BNY Mellon International Core Equity Fund - Class Y [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.